Schedule of equity investments at fair value through profit and loss (Details)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Amount of equity investments in digital assets long term	$ 75,157,940	$ 75,411,950
Amount of equity investments in digital assets long term	20,727,136	56,570,100
Amount of equity investments in digital assets	95,885,076	131,982,050
Fund A [member]
IfrsStatementLineItems [Line Items]
Amount of equity investments in digital assets long term	24,608,000	25,114,654
Amount of equity investments in digital assets long term	8,178,176	25,114,734
Amount of equity investments in digital assets	32,786,176	$ 50,229,388
Fund B [member]
IfrsStatementLineItems [Line Items]
Amount of equity investments in digital assets long term	50,549,940
Amount of equity investments in digital assets long term	12,548,960
Amount of equity investments in digital assets	$ 63,098,900
Solana (SOL) [member] | Fund A [member]
IfrsStatementLineItems [Line Items]
Quantity of equity investments in digital assets current	200,736.8229	192,949.9577
Amount of equity investments in digital assets long term	$ 20,843,201	$ 19,860,832
Quantity of equity investments in digital assets long term	78,762.4246	220,396.5353
Amount of equity investments in digital assets long term	$ 8,178,176	$ 22,685,979
Quantity of equity investments in digital assets	279,499.2475	413,346.4930
Amount of equity investments in digital assets	$ 29,021,377	$ 42,546,811
Solana (SOL) [member] | Fund B [member]
IfrsStatementLineItems [Line Items]
Quantity of equity investments in digital assets current	470,451.9000	470,185.9000
Amount of equity investments in digital assets long term	$ 50,549,940	$ 50,297,296
Quantity of equity investments in digital assets long term	116,789.1000	294,049.0000
Amount of equity investments in digital assets long term	$ 12,548,960	$ 31,455,366
Quantity of equity investments in digital assets	587,241.0000	764,234.9000
Amount of equity investments in digital assets	$ 63,098,900	$ 81,752,662
Avalanche (AVAX) [member] | Fund A [member]
IfrsStatementLineItems [Line Items]
Quantity of equity investments in digital assets current	386,174.1790	503,720.0812
Amount of equity investments in digital assets long term	$ 3,764,799	$ 5,253,822
Quantity of equity investments in digital assets long term		232,861
Amount of equity investments in digital assets long term		$ 2,428,755
Quantity of equity investments in digital assets	386,174	736,581
Amount of equity investments in digital assets	$ 3,764,799	$ 7,682,577